Material Accounting Policies (Details)	6 Months Ended
Jun. 30, 2026
USD [Member]
Material Accounting Policies [Line Items]
Average rate	1
Translations rate	1
RM [Member]
Material Accounting Policies [Line Items]
Average rate	3.9839
Translations rate	4.0838